Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Loss from operations before taxation	$ (967,491)	$ (284,655)
Adjustments for:
Depreciation of plant and equipment	142,219	71,736
Depreciation of right-of-use assets	102,890	43,653
Right-of-use asset written off	161,274
Impairment of goodwill	49,564
Plant and equipment written off	235,202
Interest expense	9,626	5,620
Operating cash flows before changes in working capital	(266,716)	(163,646)
Cash flows from operating activities
Decrease/(Increase) in accounts and other receivables	33,084	(137,063)
Decrease/(Increase) in inventory	48,657	(94,425)
Increase in prepayments and other current assets	(89,210)	(84,717)
(Decrease)/Increase in payables and other current liabilities	(60,507)	455,217
Net cash used in operating activities	(334,692)	(24,634)
Cash flows from investing activities
Acquisition of subsidiary, net of cash acquired		27,764
Purchase of plant and equipment	(11,173)	(4,200)
Net cash (used in) / provided by investing activities	(11,173)	23,564
Cash flows from financing activities
Proceeds from issuance of shares	97,538
Payment to lease creditor	(14,193)
Changes in related party balances, net	174,434	(16,097)
Net cash provided by / (used in) financing activities	257,779	(16,097)
Net decrease of cash and cash equivalents	(88,086)	(17,167)
Cash and cash equivalents-beginning of year	120,126	137,293
Cash and cash equivalents-end of year	32,040	120,126
Supplementary cash flow information:
Interest received	$ 418	$ 323